CONCENTRATIONS OF CREDIT RISK (Details) $ in Millions	Dec. 31, 2018 USD ($)
Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 989.3
Construction and Development Loans [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	180.3
Lessors of Nonresidential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	340.4
Lessors of Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	139.8
Construction [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	100.0
Manufacturing [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	72.0
Health Care and Social Assistance [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	71.1
Accommodation and Food Services [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 70.1